Schedule of taxes payable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Income tax payable	$ 216,539	$ 189,588
VAT payable	2,591	3,889
Other tax payables	2,263
Total – Continuing operations	221,393	193,477
Tax payable – Discontinued operations		$ 1,082